Related Party Transaction and Balances (Details) - Schedule of balances with related parties - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Due to a related party:
Due to Related Parties, Current	¥ 323,400	¥ 323,400
Rental Advances [Member] | Lianwai Kindergarten [Member]
Due to a related party:
Due to Related Parties, Current	¥ 323,400	¥ 323,400